Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing the following disclosure of “compensation actually paid” (“CAP”), as calculated in accordance with SEC rules, to our NEOs and certain Company performance measures for the fiscal years listed below. For information regarding the Company’s pay-for-performance
philosophy and how the Company aligns executive pay with performance, refer to our CD&A beginning on

.
Pay versus Performance Disclosure Table

YEAR	CEO COMPENSATION		AVERAGE OTHER NEO COMPENSATION		VALUE OF INITIAL $100 INVESTMENT BASED ON:
	AS DISCLOSED IN SUMMARY COMPENSATION TABLE (1)	COMPENSATION ACTUALLY PAID (2)	AS DISCLOSED IN SUMMARY COMPENSATION TABLE (3)	COMPENSATION ACTUALLY PAID (4)	TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN (5)	NET INCOME ($000)	ADJUSTED EPS (6)
	($) (a)	($) (b)	($) (c)	($) (d)	($) (e)	($) (f)	($) (g)	($) (h)
2025	10,273,735	5,948,143	2,339,636	2,000,747	152.91	171.02	270,871	8.83
2024	8,989,878	6,205,682	2,290,941	2,018,574	171.08	163.66	280,088	7.99
2023	9,372,564	14,812,253	2,301,899	2,918,345	178.26	131.53	274,892	7.71
2022	9,135,687	12,370,328	2,115,869	2,489,268	142.14	113.00	235,514	6.77
2021	7,910,637	13,643,454	1,976,730	2,692,363	137.33	133.24	234,966	6.76

(1)	The dollar amounts reported in Column (a) are the amounts reported for our CEO in the “Total” compensation column of the Summary Compensation Table in the applicable year.

(2)
The dollar amounts reported in Column (b) represent the amount of CAP for Mr. Gunby, computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gunby during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Gunby’s total compensation for each year to determine the compensation actually paid:

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID		2025	2024	2023	2022	2021
	Amounts reported under the “Total” Compensation column in the Summary Compensation Table in (i) this Proxy Statement beginning on page 85 for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 and (ii) the Proxy Statement for the 2024 Annual Meeting for the years ended December 31, 2021 and December 31, 2020.	10,273,735	8,989,878	9,372,564	9,135,687	7,910,637
-	Amounts Reported under the “Stock Awards” column in the Summary Compensation Table in (i) this Proxy Statement beginning on page 85 for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 and (ii) the Proxy Statement for the 2024 Annual Meeting for the years ended December 31, 2021 and December 31, 2020.	(7,450,943)	(6,618,627)	(6,499,708)	(6,620,594)	(5,033,629)

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID		2025	2024	2023	2022	2021
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	6,830,437	5,277,358	7,129,515	7,663,022	5,905,812
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End	(3,297,401)	(1,365,073)	4,275,769	2,882,415	4,690,574
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	(407,685)	(77,855)	534,113	(690,202)	170,060
	Compensation Actually Paid to CEO	5,948,143	6,205,682	14,812,253	12,370,328	13,643,454

(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the other NEOs in the “Total” compensation column of the Summary Compensation Table in the applicable year. The names of the NEOs included for purposes of calculating the average amounts in 2025 are Paul Linton, Ajay Sabherwal, Curtis P. Lu, Holly Paul, and Brendan J. Keating, and in each prior year are Ajay Sabherwal, Paul Linton, Curtis P. Lu and Holly Paul.

(4)
The dollar amounts reported in column (d) represent the average amount of CAP for the other NEOs as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the other NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID		2025	2024	2023	2022	2021
	Amounts reported under the “Total” Compensation” column in the Summary Compensation Table in (i) this Proxy Statement beginning on page 85 for the years ended December 31, 2025, December 31, 2024 and December 31, 2023 and (ii) the Proxy Statement for the 2024 Annual Meeting for the years ended December 31, 2022 and December 31, 2021.	2,339,636	2,290,941	2,301,899	2,115,869	1,976,730
-	Amounts Reported under the “Stock Awards” column in the Summary Compensation Table in (i) this Proxy Statement beginning on page 85 for the years ended December 31, 2025, December 31, 2024 and December 31, 2023 and (ii) the Proxy Statement for the 2024 Annual Meeting for the years ended December 31, 2022 and December 31, 2021.	(1,047,305)	(831,060)	(699,873)	(699,909)	(599,931)
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	996,546	667,826	768,297	810,334	711,265
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That were Outstanding and Unvested as of Year End	(248,302)	(100,159)	483,809	347,295	588,801

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID		2025	2024	2023	2022	2021
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	(39,828)	(8,974)	64,214	(84,321)	15,498
	Compensation Actually Paid to Other NEOs	2,000,747	2,018,574	2,918,345	2,489,268	2,692,363

(5)	The peer group used to calculate the peer group TSR disclosed in column (f) is the Peer Group discussed in the CD&A.

(6)
Executive compensation decisions for 2021 were informed by reference to a different peer group. Three companies — Eaton Vance Corp., Legg Mason, Inc. and Navigant Consulting, Inc. — included in the previous peer group were acquired and no longer qualified for inclusion in the 2021 Peer Group. Pearl Meyer recommended and the Compensation Committee approved the following additional changes for purposes of the Peer Group discussed in the CD&A:

Removed	Added
Greenhill & Co.	Booz Allen Hamilton Holding Corporation
Oppenheimer Holdings, Inc.	Exponent, Inc.
Piper Sandler Companies	ICF International
Jefferies Financial Group, Inc.
LPL Financial Holdings, Inc.

(7)
The TSR of the prior peer group, based on the same $100 initial investment as in columns (e) and (f) was $132.72 for 2021. We have determined that Adjusted EPS is the financial performance measure that, in our assessment, represents the most important performance measure not otherwise required to be disclosed in the table that is used to link CAP for our NEOs for the most recently completed fiscal year to Company performance.

Most Important Company Performance Measures
Adjusted EPS (8)
Adjusted EBITDA (8)
Total Shareholder Return

(8)
See
Appendix A
for the definitions of Adjusted EPS and Adjusted EBITDA and other non-GAAP
financial measures used for financial reporting purposes referred to in this CD&A and the reconciliations of non-GAAP
financial measures to the most directly comparable GAAP financial measures, as well as the reasons management believes these non-GAAP
financial measures provide useful information to investors. The Compensation Committee did not further adjust the Adjusted EPS financial performance metric defined in
Appendix A
to determine 2025 AIP. See the section of this CD&A titled “— 2025 Pay Outco mes — 2025 Annual Incentive Pay — Financial Metrics” beginning on

and
Appendix B
for the definitions of the
non-GAAP
financial measures for determining 2025 AIP of our NEOs and the reconciliations of such non-GAAP
financial measures to the most directly comparable GAAP financial measures.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (c) represent the average of the amounts reported for the other NEOs in the “Total” compensation column of the Summary Compensation Table in the applicable year. The names of the NEOs included for purposes of calculating the average amounts in 2025 are Paul Linton, Ajay Sabherwal, Curtis P. Lu, Holly Paul, and Brendan J. Keating, and in each prior year are Ajay Sabherwal, Paul Linton, Curtis P. Lu and Holly Paul.

(4)
The dollar amounts reported in column (d) represent the average amount of CAP for the other NEOs as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the other NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Peer Group Issuers, Footnote
(5)	The peer group used to calculate the peer group TSR disclosed in column (f) is the Peer Group discussed in the CD&A.

(6)
Executive compensation decisions for 2021 were informed by reference to a different peer group. Three companies — Eaton Vance Corp., Legg Mason, Inc. and Navigant Consulting, Inc. — included in the previous peer group were acquired and no longer qualified for inclusion in the 2021 Peer Group. Pearl Meyer recommended and the Compensation Committee approved the following additional changes for purposes of the Peer Group discussed in the CD&A:

Removed	Added
Greenhill & Co.	Booz Allen Hamilton Holding Corporation
Oppenheimer Holdings, Inc.	Exponent, Inc.
Piper Sandler Companies	ICF International
Jefferies Financial Group, Inc.
LPL Financial Holdings, Inc.

Changed Peer Group, Footnote
(5)	The peer group used to calculate the peer group TSR disclosed in column (f) is the Peer Group discussed in the CD&A.

(6)
Executive compensation decisions for 2021 were informed by reference to a different peer group. Three companies — Eaton Vance Corp., Legg Mason, Inc. and Navigant Consulting, Inc. — included in the previous peer group were acquired and no longer qualified for inclusion in the 2021 Peer Group. Pearl Meyer recommended and the Compensation Committee approved the following additional changes for purposes of the Peer Group discussed in the CD&A:

Removed	Added
Greenhill & Co.	Booz Allen Hamilton Holding Corporation
Oppenheimer Holdings, Inc.	Exponent, Inc.
Piper Sandler Companies	ICF International
Jefferies Financial Group, Inc.
LPL Financial Holdings, Inc.

PEO Total Compensation Amount	$ 10,273,735	$ 8,989,878	$ 9,372,564	$ 9,135,687	$ 7,910,637
PEO Actually Paid Compensation Amount	$ 5,948,143	6,205,682	14,812,253	12,370,328	13,643,454
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in Column (b) represent the amount of CAP for Mr. Gunby, computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gunby during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Gunby’s total compensation for each year to determine the compensation actually paid:

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID		2025	2024	2023	2022	2021
	Amounts reported under the “Total” Compensation column in the Summary Compensation Table in (i) this Proxy Statement beginning on page 85 for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 and (ii) the Proxy Statement for the 2024 Annual Meeting for the years ended December 31, 2021 and December 31, 2020.	10,273,735	8,989,878	9,372,564	9,135,687	7,910,637
-	Amounts Reported under the “Stock Awards” column in the Summary Compensation Table in (i) this Proxy Statement beginning on page 85 for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 and (ii) the Proxy Statement for the 2024 Annual Meeting for the years ended December 31, 2021 and December 31, 2020.	(7,450,943)	(6,618,627)	(6,499,708)	(6,620,594)	(5,033,629)

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID		2025	2024	2023	2022	2021
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	6,830,437	5,277,358	7,129,515	7,663,022	5,905,812
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That Were Outstanding and Unvested as of Year End	(3,297,401)	(1,365,073)	4,275,769	2,882,415	4,690,574
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	(407,685)	(77,855)	534,113	(690,202)	170,060
	Compensation Actually Paid to CEO	5,948,143	6,205,682	14,812,253	12,370,328	13,643,454

Non-PEO NEO Average Total Compensation Amount	$ 2,339,636	2,290,941	2,301,899	2,115,869	1,976,730
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,000,747	2,018,574	2,918,345	2,489,268	2,692,363
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (d) represent the average amount of CAP for the other NEOs as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the other NEOs for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID		2025	2024	2023	2022	2021
	Amounts reported under the “Total” Compensation” column in the Summary Compensation Table in (i) this Proxy Statement beginning on page 85 for the years ended December 31, 2025, December 31, 2024 and December 31, 2023 and (ii) the Proxy Statement for the 2024 Annual Meeting for the years ended December 31, 2022 and December 31, 2021.	2,339,636	2,290,941	2,301,899	2,115,869	1,976,730
-	Amounts Reported under the “Stock Awards” column in the Summary Compensation Table in (i) this Proxy Statement beginning on page 85 for the years ended December 31, 2025, December 31, 2024 and December 31, 2023 and (ii) the Proxy Statement for the 2024 Annual Meeting for the years ended December 31, 2022 and December 31, 2021.	(1,047,305)	(831,060)	(699,873)	(699,909)	(599,931)
+	Fair Value of Awards Granted during Year That Remain Unvested as of Year End	996,546	667,826	768,297	810,334	711,265
+/-	Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year That were Outstanding and Unvested as of Year End	(248,302)	(100,159)	483,809	347,295	588,801

ADJUSTMENTS TO DETERMINE COMPENSATION ACTUALLY PAID		2025	2024	2023	2022	2021
+/-	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Year That Vested during Year	(39,828)	(8,974)	64,214	(84,321)	15,498
	Compensation Actually Paid to Other NEOs	2,000,747	2,018,574	2,918,345	2,489,268	2,692,363

Compensation Actually Paid vs. Total Shareholder Return
The following chart provides a graphical representation of the CAP to our CEO and the other NEOs compared with the Company’s five-year cumulative TSR, as well as the five-year cumulative TSR of our 2021 Peer Group.

Compensation Actually Paid vs. Net Income	The following chart provides a graphical representation of the CAP to our CEO and other NEOs compared with net income.
Compensation Actually Paid vs. Company Selected Measure
The
following chart provides a graphical representation of the CAP to our CEO and the other NEOs compared with Adjusted EPS.

(1)
See
Appendix A
for the definitions of Adjusted EPS used for financial reporting purposes referred to in this CD&A and the reconciliations of non-GAAP
financial measures to the most directly comparable GAAP financial measures, as well as the reasons management believes these non-GAAP
financial measures provide useful information to investors. The Compensation Committee did not further adjust the Adjusted EPS financial performance metric defined in
Appendix A
to determine 2025 AIP. See the section of this CD&A titled “— 202
5 Pay Outcomes — 2025 Annual Incentive Pay — Financial Metrics” beginning on

and
Appendix B
for the definitions of the
non-GAAP
financial measures for determining 2025 AIP of our NEOs and the reconciliations of such non-GAAP
financial measures to the most directly comparable GAAP financial measures.

Total Shareholder Return Vs Peer Group
The following chart provides a graphical representation of the CAP to our CEO and the other NEOs compared with the Company’s five-year cumulative TSR, as well as the five-year cumulative TSR of our 2021 Peer Group.

Tabular List, Table
(7)
The TSR of the prior peer group, based on the same $100 initial investment as in columns (e) and (f) was $132.72 for 2021. We have determined that Adjusted EPS is the financial performance measure that, in our assessment, represents the most important performance measure not otherwise required to be disclosed in the table that is used to link CAP for our NEOs for the most recently completed fiscal year to Company performance.

Most Important Company Performance Measures
Adjusted EPS (8)
Adjusted EBITDA (8)
Total Shareholder Return

(8)
See
Appendix A
for the definitions of Adjusted EPS and Adjusted EBITDA and other non-GAAP
financial measures used for financial reporting purposes referred to in this CD&A and the reconciliations of non-GAAP
financial measures to the most directly comparable GAAP financial measures, as well as the reasons management believes these non-GAAP
financial measures provide useful information to investors. The Compensation Committee did not further adjust the Adjusted EPS financial performance metric defined in
Appendix A
to determine 2025 AIP. See the section of this CD&A titled “— 2025 Pay Outco mes — 2025 Annual Incentive Pay — Financial Metrics” beginning on

and
Appendix B
for the definitions of the
non-GAAP
financial measures for determining 2025 AIP of our NEOs and the reconciliations of such non-GAAP
financial measures to the most directly comparable GAAP financial measures.

Total Shareholder Return Amount	$ 152.91	171.08	178.26	142.14	137.33
Peer Group Total Shareholder Return Amount	171.02	163.66	131.53	113	133.24
Net Income (Loss)	$ 270,871,000	$ 280,088,000	$ 274,892,000	$ 235,514,000	$ 234,966,000
Company Selected Measure Amount | shares	8.83	7.99	7.71	6.77	6.76
PEO Name	Mr. Gunby
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(8)
See
Appendix A
for the definitions of Adjusted EPS and Adjusted EBITDA and other non-GAAP
financial measures used for financial reporting purposes referred to in this CD&A and the reconciliations of non-GAAP
financial measures to the most directly comparable GAAP financial measures, as well as the reasons management believes these non-GAAP
financial measures provide useful information to investors. The Compensation Committee did not further adjust the Adjusted EPS financial performance metric defined in
Appendix A
to determine 2025 AIP. See the section of this CD&A titled “— 2025 Pay Outco mes — 2025 Annual Incentive Pay — Financial Metrics” beginning on

and
Appendix B
for the definitions of the
non-GAAP
financial measures for determining 2025 AIP of our NEOs and the reconciliations of such non-GAAP
financial measures to the most directly comparable GAAP financial measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
See
Appendix A
for the definitions of Adjusted EPS and Adjusted EBITDA and other non-GAAP
financial measures used for financial reporting purposes referred to in this CD&A and the reconciliations of non-GAAP
financial measures to the most directly comparable GAAP financial measures, as well as the reasons management believes these non-GAAP
financial measures provide useful information to investors. The Compensation Committee did not further adjust the Adjusted EPS financial performance metric defined in
Appendix A
to determine 2025 AIP. See the section of this CD&A titled “— 2025 Pay Outco mes — 2025 Annual Incentive Pay — Financial Metrics” beginning on

and
Appendix B
for the definitions of the
non-GAAP
financial measures for determining 2025 AIP of our NEOs and the reconciliations of such non-GAAP
financial measures to the most directly comparable GAAP financial measures.

Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,450,943)	$ (6,618,627)	$ (6,499,708)	$ (6,620,594)	$ (5,033,629)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,830,437	5,277,358	7,129,515	7,663,022	5,905,812
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,297,401)	(1,365,073)	4,275,769	2,882,415	4,690,574
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(407,685)	(77,855)	534,113	(690,202)	170,060
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,047,305)	(831,060)	(699,873)	(699,909)	(599,931)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	996,546	667,826	768,297	810,334	711,265
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,302)	(100,159)	483,809	347,295	588,801
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (39,828)	$ (8,974)	$ 64,214	$ (84,321)	$ 15,498